Document And Entity Information	Feb. 03, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2026
Entity Registrant Name	Planet Labs PBC
Entity Central Index Key	0001836833
Entity Emerging Growth Company	false
Entity File Number	001-40166
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	85-4299396
Entity Address, Address Line One	645 Harrison Street, Floor 4
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	829-3313
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PL
Security Exchange Name	NYSE
Warrants to purchase Class A Common Stock, at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock, at an exercise price of $11.50 per share
Trading Symbol	PL WS
Security Exchange Name	NYSE